Loan Payable (Details Narrative) - USD ($)		6 Months Ended
	Jun. 16, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Loans payable		$ 74,608
Interest expenses		$ 1,027	$ 0
Financing Arrangement [Member]
Loans payable	$ 78,491
Debt term	72 months
Debt interest rate	3.99%
Debt monthly payment	$ 1,228